RESERVES - MOVEMENTS OF SPECIAL RESERVE - SAFETY PRODUCTION FUND (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of movements of special reserves safety production fund [Line Items]
At January 1	¥ 0	¥ 0
Appropriation for retained earnings	126,524	0	¥ 0
Utilization	(114,640)	0	0
At December 31	11,884	0	0
Special reserve [member]
Disclosure of movements of special reserves safety production fund [Line Items]
At January 1	0	0	0
Appropriation for retained earnings	126,524	281,277	264,871
Utilization	(114,640)	(281,277)	(264,871)
At December 31	¥ 11,884	¥ 0	¥ 0